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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2008

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tamalpais Asset Management LP
Address: 3 Harbor Dr Ste. 204
         Sausalito, CA 94965

Form 13F File Number: 28-12446

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Darren Huber
Title: Chief Compliance Officer
Phone: 415-289-3606

Signature, Place, and Date of Signing:

     /s/ Darren Huber           Sausalito, CA             April 29, 2008
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 65
Form 13F Information Table Value Total: $253,380
                                        (thousands)
List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
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                                           FORM 13F INFORMATION TABLE
COLUMN 1                           COLUMN 2         COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
--------                       --------------       --------- -------- ---------------- ---------- -------- ----------------
                                                                       SHRS OR                              VOTING AUTHORITY
                                                               VALUE     PRN   SH/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER                  TITLE OF CLASS       CUSIP    (x$1000)   AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                 --------------       --------- -------- ------- --- ---- ---------- -------- ---- ------ ----
Amazon Com Inc                     COM              023135106 $   848    9,900 SH          SOLE             SOLE
American Med Sys Hldgs Inc         NOTE 3.250%7/0   02744MAA6 $ 5,363    5,500 PRN         SOLE             SOLE
Amgen Inc                          NOTE 0.125% 2/0  031162AN0 $ 4,542    5,000 PRN         SOLE             SOLE
Amkor Technology Inc               NOTE 2.500% 5/1  031652AX8 $ 5,206    5,125 PRN         SOLE             SOLE
Atherogenics Inc                   COM              047439104 $     1   54,800 SH          SOLE             SOLE
Boston Pptys Ltd Partnership       NOTE 3.750% 5/1  10112RAG9 $10,311    9,000 PRN         SOLE             SOLE
Ceradyne Inc                       NOTE 2.875% 12/1 156710AA3 $ 4,484    5,000 PRN         SOLE             SOLE
Chesapeake Energy Corp             NOTE 2.500% 5/1  165167BZ9 $ 1,263    1,000 PRN         SOLE             SOLE
Chiquita Brands Intl Inc           NOTE 4.250% 8/1  170032AT3 $ 7,445    6,000 PRN         SOLE             SOLE
CIT Group Inc                      COM              125581108 $    41    3,500 SH          SOLE             SOLE
Coeur D'Alene Mines Corp IDA       NOTE 3.250% 3/1  192108AR9 $ 1,934    2,000 PRN         SOLE             SOLE
Conexant Systems Inc               NOTE 4.000% 3/0  207142AH3 $ 7,946   11,221 PRN         SOLE             SOLE
Cooper Cos Inc                     DBCV 2.625% 7/0  216648AG0 $ 1,260    1,250 PRN         SOLE             SOLE
Cubist Pharmaceuticals Inc         NOTE 2.250% 6/1  229678AC1 $ 3,606    4,000 PRN         SOLE             SOLE
Diodes Inc                         NOTE 2.250% 10/1 254543AA9 $ 4,540    5,000 PRN         SOLE             SOLE
Earthlink Inc                      NOTE 3.250% 11/1 270321AA0 $ 7,495    7,000 PRN         SOLE             SOLE
ExpressJet Holdings Inc            NOTE 4.250% 8/0  30218UAB4 $ 2,904    3,000 PRN         SOLE             SOLE
Fleetwood Enterprises Inc          SDCV 5.000% 12/1 339099AD5 $ 4,229    4,583 PRN         SOLE             SOLE
Frontier Airlines Inc New          DBCV 5.000% 12/1 359065AA7 $ 8,351   13,704 PRN         SOLE             SOLE
General Mtrs Corp                  COM              370442105 $    57    4,700 SH          SOLE             SOLE
General Mtrs Corp                  DEB SR CV C 33   370442717 $ 5,056  285,717 PRN         SOLE             SOLE
Health Care Reit Inc               NOTE 4.750% 12/0 42217KAP1 $ 4,356    4,000 PRN         SOLE             SOLE
Health Care Reit Inc               NOTE 4.750% 7/1  42217KAQ9 $   534      500 PRN         SOLE             SOLE
Hecla Mng Co                       6.5% CONV PFD    422704304 $ 4,307   38,600 PRN         SOLE             SOLE
Hologic Inc                        FRNT 2.000% 12/1 436440AA9 $ 3,845    4,000 PRN         SOLE             SOLE
Incyte Corp                        NOTE 3.500% 2/1  45337CAF9 $ 8,509    8,000 PRN         SOLE             SOLE
Isis Pharmaceuticals Inc Del       NOTE 2.625% 2/1  464337AE4 $ 7,018    5,755 PRN         SOLE             SOLE
Lithia Mtrs Inc                    NOTE 2.875% 5/0  536797AB9 $ 1,669    2,000 PRN         SOLE             SOLE
Mentor Graphics Corp               FRNT 8/0         587200AD8 $ 4,050    4,000 PRN         SOLE             SOLE
Mentor Graphics Corp               SDCV 6.250% 3/0  587200AF3 $ 4,239    4,500 PRN         SOLE             SOLE
Microchip Technology Inc           COM              595017104 $   131    4,000 SH          SOLE             SOLE
Mylan Inc                          PFD CONV         628530206 $ 1,742    2,000 PRN         SOLE             SOLE
NII Hldgs Inc                      NOTE 3.125% 6/1  62913FAJ1 $ 5,576    7,000 PRN         SOLE             SOLE
Ocwen Finl Corp                    NOTE 3.250% 8/0  675746AD3 $ 5,893    7,545 PRN         SOLE             SOLE
Pier 1 Imports Inc                 NOTE 6.375% 2/1  720279AH1 $16,218   19,519 PRN         SOLE             SOLE
Platinum Underwriter Hldgs L       PFD CONV SER A   G7127P142 $ 1,192   40,000 PRN         SOLE             SOLE
ProLogis                           NOTE 1.875% 11/1 743410AR3 $10,840   12,000 PRN         SOLE             SOLE
Savvis Inc                         NOTE 3.000% 5/1  805423AA8 $ 6,428    8,500 PRN         SOLE             SOLE
Schering Plough Corp               PFD CONV MAN07   806605705 $ 3,122   20,000 PRN         SOLE             SOLE

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
COLUMN 1                           COLUMN 2       COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
--------                       --------------     --------- -------- ---------------- ---------- -------- ----------------
                                                                     SHRS OR                              VOTING AUTHORITY
                                                             VALUE     PRN   SH/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER                  TITLE OF CLASS     CUSIP    (x$1000)   AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                 --------------     --------- -------- ------- --- ---- ---------- -------- ---- ------ ----
School Specialty Inc             NOTE 3.750% 8/0  807863AE5  $7,193   7,500  PRN         SOLE             SOLE
Scientific Games Corp            SDCV 0.750% 12/0 80874PAD1  $3,955   4,000  PRN         SOLE             SOLE
Sirius Satellite Radio Inc       NOTE 3.250% 10/1 82966UAD5  $  459     500  PRN         SOLE             SOLE
Sonosite Inc                     NOTE 3.750% 7/1  83568GAA2  $4,158   4,193  PRN         SOLE             SOLE
Atlas Acquisition Hldgs Corp     *W EXP 01/23/201 049162118  $    2   5,000  PRN         SOLE             SOLE
Alyst Acquisition Corp           *W EXP 06/28/201 02263A113  $    1   5,000  PRN         SOLE             SOLE
Heckmann Corp                    *W EXP 11/09/201 422680116  $    3   5,000  PRN         SOLE             SOLE
KBL Healthcare Acquis Corp I     *W EXP 07/18/201 48241N115  $    1   5,000  PRN         SOLE             SOLE
Marathon Acquisition Corp        *W EXP 08/24/201 565756111  $   15  25,200  PRN         SOLE             SOLE
Santa Monica Media Corp          *W EXP 03/27/201 802501114  $    3  10,000  PRN         SOLE             SOLE
Renaissance Acquisition Corp     *W EXP 01/28/201 75966C115  $    2  10,000  PRN         SOLE             SOLE
Tailwind Finl Inc                *W EXP 04/11/201 874023112  $    1  10,000  PRN         SOLE             SOLE
Hicks Acquisition Co I Inc       *W EXP 09/28/201 429086127  $    5  10,000  PRN         SOLE             SOLE
Victory Acquisition Corp         *W EXP 04/24/201 92644D118  $    3   5,000  PRN         SOLE             SOLE
Standard Mtr Prods Inc           SDCV 6.750% 7/1  853666AB1  $8,481   8,850  PRN         SOLE             SOLE
Symantec Corp                    NOTE 0.750% 6/1  871503AD0  $2,688   2,500  PRN         SOLE             SOLE
Theravance Inc                   NOTE 3.000% 1/1  88338TAA2  $3,540   5,000  PRN         SOLE             SOLE
Transocean Sedco Forex Inc       NOTE 1.625% 12/1 893830AU3  $2,728   2,500  PRN         SOLE             SOLE
Transocean Sedco Forex Inc       NOTE 1.500% 12/1 893830AV1  $3,823   3,500  PRN         SOLE             SOLE
Transocean Sedco Forex Inc       NOTE 1.500% 12/1 893830AW9  $8,747   8,000  PRN         SOLE             SOLE
United Therapeutics Corp Del     NOTE 0.500% 10/1 91307CAD4  $7,161   5,500  PRN         SOLE             SOLE
Vornado Rlty LP                  DEB 3.875% 4/1   929043AC1  $5,876   5,260  PRN         SOLE             SOLE
Vornado Rlty TR                  DBCV 2.850% 4/0  929042AC3  $3,410   4,000  PRN         SOLE             SOLE
WebMD Corp                       NOTE 3.125% 9/0  94769MAG0  $8,549  10,000  PRN         SOLE             SOLE
World Accep Corporation          NOTE 3.000% 10/0 981417AB4  $2,439   3,000  PRN         SOLE             SOLE
Yellow Roadway Corp              NOTE 5.000% 8/0  985577AA3  $3,586   4,000  PRN         SOLE             SOLE
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